Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2015
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2015	2014	2013

Series 1	182,693.002	226,646.771	349,050.340	July 23, 2001
Series 2	39.121	71.411	186.285	April 1, 2010
Series 3	14,145.541	16,444.909	24,444.217	September 1, 2009
Series 4	2,496.701	2,198.058	1,861.921	November 1, 2010